Fair Value Measurements - Significant assumption (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
IPO scenario (as a percent)	2.50%	75.00%
Trade sale (as a percent)	2.50%	25.00%
Trade sale after Qualified Financing (as a percent)	95.00%	0.00%